Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Segment shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Goodwill impairment losses	$ 0	$ 0	$ 0
Deferred revenue	1,481,900,000	1,386,700,000
Revenue expected to be recognized from remaining performance obligations	1,679.8	1,560.3
Revenue expected to be recognized from remaining performance obligations, 2019	1,190.6
Provision for estimated sales returns, rebates, stock rotations, and other customer rights	$ 6,900,000	4,600,000
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	6.00%
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	$ 3,700,000	$ 5,200,000	$ 3,100,000
Anti-dilutive shares excluded from computation of earnings per share amount | shares	6,200,000	4,900,000	3,200,000
Trade receivables, net	$ 540,800,000	$ 495,800,000
Right of use assets	29,700,000			$ 27,700,000
Lease liabilities	$ 30,700,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other Accrued Liabilities, Current
Rent expenses	$ 13,100,000	11,100,000	$ 8,200,000
Manufacturing partner and supplier liabilities
Significant Accounting Policies [Line Items]
Significant costs associated with exposure	0	0
Other Long Term Assets
Significant Accounting Policies [Line Items]
Deferred commission	18,100,000	20,200,000
Amortisation of contracted capitalised costs	15,300,000	13,100,000	11,200,000
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Lease liabilities				$ 27,700,000
Security Subscriptions and Software Updates and Maintenance
Significant Accounting Policies [Line Items]
Deferred revenue	1,011,900,000	980,200
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	396,200,000	342,300,000
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	37,700,000	38,200,000
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	24,800,000	16,700,000	(33,300,000)
Foreign Exchange Forward Contracts | Operating Expenses | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	$ 5,900,000	$ 1,300,000	$ (4,600,000)
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	8 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years